[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

SEMIANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
CASH MANAGEMENT TRUST
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

JANUARY 31, 1996

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Semiannual Report for New England Money Market Funds, containing your portfolio managersO commentaries and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. As interest rates declined throughout the year, money market yields stabilized, after having risen sharply in 1994.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar(TM) for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.

** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. In this benign interest rate environment, we do not expect to see higher money market yields. As always, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio managerOs commentary informative. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

Sincerely,


     /s/Peter S. Voss         /s/Henry L.P. Schmelzer
     Chairman                 President
     Peter S. Voss            Henry L.P. Schmelzer

NEW ENGLAND MONEY MARKET FUNDS

NEW ENGLAND MONEY MARKET FUNDS
1995 ECONOMIC OVERVIEW
In   1995  money  market  yields  stabilized,  after  sharply   rising
throughout  1994  as short-term rates headed upwards.   In  1994,  the
Federal Reserve Board hiked short-term rates seven times in an effort to slow down the economy. But by mid-1995, economic growth had tapered off, easing inflationary pressures and leading the markets to anticipate possible interest rate cuts by the Fed. Long-term rates, which are market driven, dipped dramatically throughout the first half of 1995, in anticipation of imminent Fed easing. Finally, in July and then again in December, the Fed moved to lower short-term rates by one-quarter of a percentage point, signalling its belief that the economy was on a slow growth, non-inflationary path.

During the year, money market yields, which tend to lag short-term rates, stabilized in a narrow range. Meanwhile, total assets in money market funds continued to increase as investors sought out the safety and liquidity that money market funds offer.(1)

NEW ENGLAND MONEY MARKET FUNDS

[PHOTO]
NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES AND
U.S. GOVERNMENT SERIES
Portfolio Manager:   J. Scott Nicholson,
Back Bay Advisors, L.P.(R)

HOW YOUR FUND PERFORMED
The year-end yields of New England Cash Management Trust reflect the overall drop in interest rates since the beginning of 1995. As of December 31, 1995, the 7-day yield for the Money Market Series was 4.92%, while the 7-day yield for the U.S. Government Series was 4.71%. The current yields for both Series continue to compare favorably with the average bank money market deposit accounts (MMDAs), which were yielding 3.23% at year end. (Source: Wall Street Journal, 1/4/96).(1)

HOW WE POSITIONED YOUR FUND
Throughout the year we correctly anticipated a prolonged period of low inflation and declining interest rates. Consequently, we lengthened considerably the average maturities of both Series to allow us to lock in higher yields for as long as possible. At year end, the average maturity of the Money Market Series was about 76 days, compared to 26 days at the end of 1994. The U.S. Government SeriesO average maturity was just a few days less than that of the Money Market Series.

No matter what the economic climate and portfolio maturity, we manage both funds conservatively at all

NEW ENGLAND MONEY MARKET FUNDS

times, following strict investment guidelines to seek high current income and stability.1 The U.S. Government Series offers investors an added measure of credit safety by investing solely in instruments backed by the U.S. government. The U.S. government guarantee applies to the underlying securities and not to shares of the Fund.

OUTLOOK FOR OUR SHAREHOLDERS
We believe that the combination of slow economic growth and benign inflation will continue over the next several months, prompting the Federal Reserve Board to lower rates in order to sustain the current rate of growth. Indeed, the Fed moved to lower rates in early January 1996, shortly after the end of this reporting period. The balanced budget agreement, if achieved, should lead to reduced federal spending, helping to reduce inflationary pressures. With this outlook, we will maintain longer average maturities for both series, to help sustain current income and minimize the impact of declining interest rates.

NEW ENGLAND TAX EXEMPT
MONEY MARKET TRUST
[PHOTO]
Portfolio Manager: John Maloney,
Back Bay Advisors, L.P.(R)

HOW YOUR FUND PERFORMED
We are pleased to report that your FundOs 1995 perfor-mance was excellent compared to other tax exempt money market funds. At year end, the yield of the Tax Exempt Money Market Trust was 4.18%, which is equivalent to a 6.92% taxable yield for an investor in the maximum federal tax bracket of 39.6%. This per-

NEW ENGLAND MONEY MARKET FUNDS

formance placed the fund in the top third of the 125 tax exempt money market funds tracked by Lipper Analytical Services, a leading mutual fund monitoring service.(2)

PORTFOLIO POSITIONING
Throughout the year we managed the fund actively to help minimize the impact of declining interest rates. Our primary strategy was to extend the average maturity of the portfolio so that we could lock in the higher yields for as long as possible. By the end of October, the average maturity of the fund had risen to 65 days.

SUPPLY/DEMAND FORCES
As we explained in our June report, the tax exempt money market is driven more by supply/demand dynamics than by interest rate moves. This is especially apparent at year end, when dealers start offering higher yields on their securities in order to clear out inventories. As a result, the market can experience a brief increase in yields. Your fund sought to capture that opportunity by increasing its investment in Ofloaters,O securities whose yields reset daily or weekly and that are very responsive to a changing yield environment. This higher percentage of floaters in the portfolio had the effect of shortening the FundOs average maturity to 44 days at year end.

OUTLOOK FOR OUR SHAREHOLDERS
Although it appears that slowing economic activity may translate to a less robust 1996, our overall outlook for the economy is favorable. We expect continued slow

NEW ENGLAND MONEY MARKET FUNDS

but positive growth, with no threat of inflation. In this environment, we anticipate that the Federal Reserve will maintain an accommodative stance on interest rates. Indeed, the Fed moved to lower rates again in early January, 1996 shortly after the end of this reporting period. We will keep the maturity of the portfolio in the longer end of its range, so that we can lock in higher yields for as long as possible.

We intend to maintain the FundOs high credit quality, investing only in top tier municipal securities. You can have the peace of mind of knowing that no matter what the direction of the political and economic winds, your fund will continue offering a competitive level of income free from federal income taxes.(3)

(1) Money Market Funds are not insured or guaranteed by the U.S. government. There can be no assurance that the Funds will maintain a stable net asset value of $1.00 per share. MMDAsare insured and offer fixed rates for specified periods.
(2)  Past performance is no guarantee of future results.

(3) If you receive Social Security benefits, federal taxes may apply. Alternative minimum taxes may apply to certain shareholders.

NEW ENGLAND MONEY MARKET FUNDS

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

[TABLE]
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/95*

                                      6-MONTH       1-YEAR      5-YEAR
                                  (CLASS A&B)  (CLASS A&B)   (CLASS A)
----------------------------------------------------------------------
NEW ENGLAND CASH MANAGEMENT TRUST-      5.01%        5.30%       4.13%
MONEY MARKET SERIES
DonoghueOs All-Taxable
  Peer Group Average                     5.31         5.49        4.18

NEW ENGLAND CASH MANAGEMENT TRUST-       4.96         5.17        4.02
U.S. GOVERNMENT SERIES
DonoghueOs U.S. Treasury
  Peer Group Average                     5.13         5.28        4.05

NEW ENGLAND TAX EXEMPT                   3.29         3.48        2.94
MONEY MARKET TRUST
DonoghueOs Tax Free
  Peer Group Average                     3.30         3.40        2.88

* Investment results in this table are from IBC/DonoghueOs Money Fund Report(R) for the period ended 12/31/95. DonoghueOs taxable, U.S. Treasury and tax-free peer group averages are unmanaged indices that rank the performance of several categories of money market funds. Investment results in this table represent effective annual yields assuming reinvestment of dividends. Figures quoted above represent past performance and are not a guarantee of future results. Yields will fluctuate with changes in market conditions. The TrustOs annualized yields for Class A and B for the 7-day period ended December 31, 1995 were 4.90% (Money Market Series), 4.71% (U.S. Government Series) and 4.19% (Tax Exempt Money Market Trust).

NEW ENGLAND MONEY MARKET FUNDS

GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a
specific  time  period,  assuming  all  earnings  are  reinvested   in
additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fundOs portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fundOs portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 7-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fundOs Oaverage maturityO refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fundOs sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline by 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

{LOGO}
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

SEMIANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
MONEY MARKET
FUNDS

DECEMBER 31, 1995

CASH MANAGEMENT TRUST-MONEY MARKET SERIES

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

INVESTMENTS-100.5% OF TOTAL NET ASSETS

       FACE                       INTEREST     MATURITY
     AMOUNT  DESCRIPTION              RATE         DATE       VALUE(A)
----------------------------------------------------------------------
BANKERS ACCEPTANCE-2.6%
$5,000,000Bank of Nova Scotia       5.600%      2/28/96     $4,954,889
  5,500,000  Bank of Nova Scotia    5.600%      3/01/96      5,448,667
  7,000,000  Bank of Montreal       5.490%      4/22/96      6,880,440
                                                           -----------
             Total Bankers Acceptance (Cost $17,283,996)    17,283,996
                                                           -----------
BANK NOTE-1.5%
 10,000,000  First Union National
             Bank of North
             Carolina (d)           5.510%      5/10/96     10,000,000
                                                           -----------
             Total Bank Note
             (Cost $10,000,000)                             10,000,000
                                                           -----------
CERTIFICATES OF DEPOSIT-8.0%
 10,000,000  National
             Westminister Bank USA 5.810%      1/31/96      10,000,000
  8,000,000  Swiss Bank             5.770%      2/03/96      8,000,130
 10,000,000  Rabobank Nederland     5.750%      2/09/96      9,999,039
  5,000,000  National
             Westminister Bank USA  5.730%      2/21/96      5,000,000
  5,000,000  Swiss Bank             5.570%      6/03/96      5,001,019
 15,000,000  Bank One Columbus      6.000%      9/12/96     15,000,000

             Total Certificates of Deposit (Cost $53,000,188) 53,000,188
                                                            ----------
CERTIFICATES OF DEPOSIT (EURODOLLARS)-3.4%
 15,000,000  Morgan Guaranty
             Trust London          5.800%      2/07/96      15,000,299
  8,000,000  National
             Westminister Bank      5.570%      6/04/96      8,000,670
                                                            ----------
             Total Certificates of Deposit
             (Eurodollars) (Cost $23,000,969)               23,000,969
                                                            ----------
COMMERCIAL PAPER-82.8%
AUTOMOBILES-6.9%
  4,000,000  Ford Motor Credit Corp. 6.050%    1/09/96     003,995,295
  5,000,000  General Motors
             Acceptance Corp.       5.770%      1/22/96      4,983,171
  5,000,000  General Motors
             Acceptance Corp.       5.850%      1/30/96      4,976,438
  6,000,000  Ford Motor
             Credit Corp.           5.670%      2/01/96      5,970,703
  6,000,000  General Motors
             Acceptance Corp.       5.050%      2/01/96      5,969,775
  4,000,000  General Motors
             Acceptance Corp.       5.770%      2/02/96      3,979,482
  5,000,000  Ford Motor
             Credit Corp.           5.680%      2/09/96      4,969,233
  6,000,000  General Motors
             Acceptance Corp.       5.730%      3/01/96      5,942,700
  5,000,000  General Motors
             Acceptance Corp.       5.580%      3/04/96      4,951,175
                                                            ----------
                                                            45,737,972
                                                            ----------
BANKING-18.8%
 10,000,000  Canadian Imperial
             Holding, Inc.          5.720%      1/10/96      9,985,700
  5,000,000  Toronto Dominion
             Holdings USA, Inc.     5.690%      1/23/96      4,982,614
 10,000,000  Canadian Imperial
             Holding, Inc.          5.725%      1/24/96      9,963,424
  8,000,000  Norwest Corp.          5.700%      1/26/96      7,968,333
 10,000,000  First Union Corp.      5.700%      1/30/96      9,954,083


CASH MANAGEMENT TRUST-MONEY MARKET SERIES-CONTINUED

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

INVESTMENTS-100.5% OF TOTAL NET ASSETS
       FACE                       INTEREST     MATURITY
     AMOUNT  DESCRIPTION              RATE         DATE       VALUE(A)
----------------------------------------------------------------------
BANKING-(CONTINUED)
$10,000,000  ABN/Amro North
             America Finance, Inc.  5.620%      2/16/96     $9,928,189
 10,000,000  Barclays Bank
             of Canada              5.675%      2/23/96      9,916,451
  5,000,000  J.P. Morgan & Co.,Inc. 5.580%      3/11/96      4,945,750
  5,000,000  J.P. Morgan & Co.,Inc. 5.580%      3/15/96      4,942,650
  5,000,000  Toronto Dominion
             Holdings USA, Inc.     5.560%      3/28/96      4,932,817
  6,000,000  First Union Corp.      5.460%      3/29/96      5,919,920
  8,000,000  ABN/Amro North America
             Finance, Inc.          5.500%      4/25/96      7,859,445
  4,000,000  First Union Corp.      5.430%      5/02/96      3,926,393
  7,000,000  Dresdner US Finance    5.440%      5/16/96      6,856,142
 10,000,000  Toronto Dominion
             Holdings USA, Inc.     5.350%      6/04/96      9,769,653
  5,000,000  Royal Bank of Canada   5.360%      6/07/96      4,882,378
  8,000,000  Royal Bank of Canada   5.360%      6/17/96      7,799,893
                                                           -----------
                                                           124,533,835
                                                           -----------
BEVERAGES-2.2%
  5,000,000  Pepsico, Inc.         5.620%      2/22/96       4,959,411
 10,000,000  Pepsico, Inc.          5.290%      9/03/96      9,639,200
                                                           -----------
                                                            14,598,611
                                                           -----------
DIVERSIFIED-3.3%
  5,000,000  Hanson Finance PLC    5.700%      1/12/96       4,991,292
  8,000,000  Hanson Finance PLC     5.700%      2/15/96      7,943,000
  4,500,000  Hanson Finance PLC     5.640%      2/22/96      4,463,340
  4,600,000  Hanson Finance PLC     5.580%      3/04/96      4,555,081
                                                           -----------
                                                            21,952,713
                                                           -----------
DRUGS-1.5%
  5,000,000  American Home
             Products Corp.        5.750%      1/18/96       4,986,424
  5,000,000  American Home
             Products Corp.         5.800%      1/23/96      4,982,278
                                                           -----------
                                                             9,968,702
                                                           -----------
FINANCE-30.4%
  5,000,000  Beneficial Corp.       5.660%     1/03/96       4,998,428
  5,000,000  Avco Financial
             Services Inc.          5.730%     1/05/96       4,996,817
  8,000,000  Avco Financial
             Services Inc.          5.700%      1/11/96      7,987,333
  4,000,000  Transamerica
             Financial Group        5.650%      1/12/96      3,993,095
  5,000,000  Associates Corp. of
             North America          5.690%      1/18/96      4,986,565
  5,000,000  American Express
             Credit Corp.           5.650%      1/25/96      4,981,167
  5,000,000  Transamerica
             Financial Group        5.680%     1/29/96       4,977,911
  7,000,000  Household
             Finance Corp.          5.670%      2/05/96      6,961,413
  5,000,000  Associates Corp.
             of North America       5.680%      2/08/96      4,970,022
  4,000,000  Avco Financial
             Services Inc.          5.660%      2/16/96      3,971,071
  5,000,000  Avco Financial
             Services Inc.          5.670%      2/20/96      4,960,625

CASH MANAGEMENT TRUST-MONEY MARKET SERIES-CONTINUED

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

INVESTMENTS-100.5% OF TOTAL NET ASSETS
       FACE                       INTEREST     MATURITY
     AMOUNT  DESCRIPTION              RATE         DATE       VALUE(A)
----------------------------------------------------------------------
FINANCE-(CONTINUED)
$10,000,000  CIT Group Holdings     5.600%      2/20/96     $9,922,222
 10,000,000  Transamerica
             Financial Group        5.600%      2/23/96      9,917,556
  5,000,000  Avco Financial
             Services Inc.          5.640%     2/26/96       4,956,133
  6,000,000  CIT Group Holdings     5.660%      2/26/96      5,947,173
  5,000,000  Associates Corp.
             of North America       5.690%      2/27/96      4,954,954
  7,000,000  CIT Group Holdings     5.660%      2/28/96      6,936,168
  5,000,000  CIT Group Holdings     5.650%      2/29/96      4,953,701
 10,000,000  General Electric
             Capital Corp.          5.600%      2/29/96      9,908,222
  5,000,000  Paccar Financial Corp. 5.600%      3/01/96      4,953,333
  5,000,000  American Express
             Credit Corp.           5.600%      3/06/96      4,949,445
  5,000,000  Avco Financial
             Services Inc.          5.600%      3/08/96      4,947,889
  5,000,000  Beneficial Corp.       5.600%      3/11/96      4,945,556
 10,000,000  Beneficial Corp.       5.550%      3/18/96      9,881,292
  6,000,000  Beneficial Corp.       5.550%      3/19/96      5,927,850
  5,000,000  Beneficial Corp.       5.530%      4/01/96      4,930,107
  5,000,000  American Express
             Credit Corp.           5.550%      4/22/96      4,913,667
  8,000,000  American Express
             Credit Corp.           5.540%      4/29/96      7,853,498
 06,000,000  General Electric
             Capital Corp.          5.450%      5/03/96      5,888,275
  3,500,000  Associates Corp.
             of North America       5.380%      5/17/96      3,428,341
  6,000,000  American Express
             Credit Corp.           5.580%      5/24/96      5,866,080
  4,000,000  American Express
             Credit Corp.           5.420%      6/11/96      3,902,440
  6,000,000  General Electric
             Capital Corp.          5.530%      6/11/96      5,850,690
  8,000,000  General Electric
             Capital Corp.          5.530%      6/12/96      7,799,691
                                                           -----------
                                                           201,318,730
                                                           -----------
FOOD-1.5%
 10,000,000  Sysco Corp.            5.600%      3/13/96      9,888,000
                                                           -----------
INSURANCE-0.9%
  6,000,000  Prudential
             Funding Corp.          5.790%      1/09/96      5,992,280
                                                           -----------
RETAIL-1.7%
  5,000,000  Sears Roebuck
             Acceptance Corp.       5.780%      1/17/96      4,987,156
  6,000,000  J.C. Penney
             Funding Corp.          5.630%      2/29/96      5,944,639
                                                           -----------
                                                            10,931,795
                                                           -----------
MANAGEMENT SERVICES-1.5%
  6,000,000  PHH Corp.              5.680%      1/19/96      5,982,960
  4,000,000  PHH Corp.              5.740%      1/19/96      3,988,520
                                                           -----------
                                                             9,971,480
                                                           -----------
SECURITIES-11.4%
  8,000,000  Merrill Lynch & Co.    5.720%      1/16/96      7,980,933
  5,000,000  Merrill Lynch & Co.    5.750%      1/25/96      4,980,833
  7,000,000  Merrill Lynch & Co.    5.730%      1/29/96      6,968,803

CASH MANAGEMENT TRUST-MONEY MARKET SERIES-CONTINUED

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

INVESTMENTS-100.5% OF TOTAL NET ASSETS

       FACE                       INTEREST     MATURITY
     AMOUNT  DESCRIPTION              RATE         DATE       VALUE(A)
----------------------------------------------------------------------
SECURITIES-(CONTINUED)
 $8,000,000  Merrill Lynch & Co.    5.760%      1/31/96     $7,961,600
 10,000,000  Morgan Stanley
             Group, Inc.            5.700%      2/12/96      9,933,500
  5,000,000  Goldman Sachs Group    5.520%      3/21/96      4,938,667
 10,000,000  Goldman Sachs Group    5.530%      3/22/96      9,875,575
  4,000,000  Merrill Lynch & Co.    5.450%      3/29/96      3,946,711
  7,000,000  Goldman Sachs Group    5.600%      4/09/96      6,892,200
  8,000,000  Goldman Sachs Group    5.600%      4/12/96      7,873,067
  4,250,000  Morgan Stanley
             Group, Inc.            5.400%      7/16/96      4,124,413
                                                          ------------
                                                            75,476,302
                                                          ------------
TOBACCO-0.9%
 06,000,000  Philip Morris
             Capital Corp.          5.730%      1/04/96      5,997,135
                                                          ------------
UTILITIES-GAS-1.8%
  7,000,000  Michigan Consolidated
             Gas Co.                5.600%      3/18/96      6,916,156
  5,000,000  Michigan Consolidated
             Gas Co.                5.600%      3/27/96      4,933,111
                                                          ------------
                                                            11,849,267
                                                          ------------
             Total Commercial Paper (Cost $548,216,822)                    548,216,822
                                                          ------------
GOVERNMENT AGENCY-2.2%
  4,696,061  Small Business
             Administration
             Floating Rate Note (b) 6.750%      1/02/96      4,696,061
  4,595,553  Small Business
             Administration
             Floating Rate Note (b) 6.875%      1/02/96      4,595,553
  5,093,107  Small Business
             Administration
             Floating Rate Note (b) 6.625%      1/02/96    005,093,107
                                                          ------------
             Total Government Agency (Cost $14,384,721)     14,384,721
                                                          ------------
Total Investments-100.5% (Cost $665,886,696) (c)           665,886,696
Cash and Receivables                          5,255,622
Liabilities                    (8,392,340)
                                                          ------------
Total Net Assets-100%                                     $662,749,978
                                                          ============

(a)  See note 1a.
(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. These certificates reset interest quarterly based on the prime interest rate.
     The maturity dates shown are the next interest reset dates. The final maturity dates on these certificates are 8/25/18, 4/25/19 and 7/25/20, respectively.
(c)  The   aggregate  cost  for  federal  income  tax   purposes   was
     $665,886,696.

Percentage of Net Assets invested in obligations of foreign banks or foreign branches of U.S. Banks at December 31, 1995:
     Canada             9.01%                 Netherlands        4.03%
     Germany            1.03%                 Switzerland        1.96%
     Great Britain      2.70%
Investments-99.8% of Total Net Assets
     Face      Interest  Maturity
     Amount    Description    Rate Date Value(a)

CASH MANAGEMENT TRUST-MONEY MARKET SERIES-CONTINUED

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

INVESTMENTS-100.5% OF TOTAL NET ASSETS
       FACE                        INTEREST    MATURITY
     AMOUNT DESCRIPTION                RATE        DATE       VALUE(A)
----------------------------------------------------------------------
GOVERNMENT AGENCY-13.1%
$3,056,544  Small Business
            Administration
            Variable Rate
            Interest Certificate (b) 7.125%     1/02/96    $03,056,544
 04,249,689 Small Business Administration
            Variable Rate
            Interest Certificate (b) 6.500%     1/02/96      4,249,689
                                                          ------------
            Total Government Agency (Cost $7,306,233)        7,306,233
                                                          ------------
U.S. GOVERNMENT-42.1%
  5,000,000 U.S. Treasury Bill       5.270%     4/04/96     04,931,197
  5,000,000 U.S. Treasury Bill       5.145%     5/02/96      4,912,821
  5,000,000 U.S. Treasury Bill       5.410%     5/02/96      4,908,331
  5,000,000 U.S. Treasury Bill       5.310%     5/30/96      4,889,375
  4,000,000 U.S. Treasury Bill       5.120%     9/19/96     03,850,951
                                                          ------------
            Total U.S. Government (Cost $23,492,675)        23,492,675
                                                          ------------
REPURCHASE AGREEMENTS-44.6%
 11,900,000  Repurchase Agreement with Goldman
             Sachs & Co. dated 12/29/95 at 5.75% to be
             repurchased at $11,907,669 on 1/02/96
             collateralized by $8,835,000 U.S. Treasury
             Bond, 8.875% due 2/15/19, with a value of
             $12,148,125.                                   11,900,000

 13,000,000  Repurchase Agreement with State Street
             Bank & Trust Co. dated 12/29/95 at 5.75%
             to be repurchased at $13,008,306 on 1/02/96
             collateralized by $12,915,000 U.S. Treasury
             Bond, 6.125% due 5/15/98, with a value
             of $13,081,604                                 13,000,000
                                                          ------------
Total Repurchase Agreements (Cost $24,900,000)              24,900,000
                                                          ------------
Total Investments-99.8% (Cost $55,698,908) (c)              55,698,908
Cash and Receivables                                           468,677
Liabilities                                                  (346,125)
                                                          ------------
Total Net Assets-100%                                      $55,821,460
                                                          ============

(a)  See note 1a.
(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. These certificates reset interest quarterly based on the prime interest rate.
     The maturity date shown is the next interest reset date. The final maturity on these certificates are 5/25/16 and 9/25/18.
(c) The aggregate cost for federal income tax purposes was $ 55,698,908.


TAX EXEMPT MONEY MARKET TRUST

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

TAX EXEMPT OBLIGATIONS-99.7% OF TOTAL NET ASSETS
       FACE
     AMOUNT  ISSUER                                           VALUE(A)
----------------------------------------------------------------------
ALABAMA-3.9%
 $1,500,000  Port City Medical Clinic Board
             4.000%, 1/05/96                                $1,500,000
  1,100,000  Winfield Industrial Revenue Bond
             Floating Rate 5.250% (b)                        1,100,000
                                                            ----------
                                                             2,600,000
                                                            ----------
CALIFORNIA-7.5%
  1,500,000  Los Angeles County Trans. 4.500%, 7/01/96       1,505,025
  2,000,000  San Bernardino County Trans 4.500%, 7/05/96     2,005,376
  1,500,000  Sacramento County Revenue Bond
             Floating Rate 5.300% (b)                        1,500,000
                                                            ----------
                                                             5,010,401
                                                            ----------
DISTRICT OF COLUMBIA-4.8%
  3,200,000  District of Columbia Floating Rate 6.000% (b)   3,200,000
                                                            ----------
FLORIDA-14.1%
  1,000,000  Alachua County Health Facilities
             Commercial Paper 3.700%, 1/04/96                1,000,000
  1,200,000  Sarasota County Public Hospital
             Commercial Paper 4.000%, 1/09/96                1,200,000
    500,000  Alachua County Health Facilities
             Commercial Paper 3.650%, 1/11/96                  500,000
    600,000  Alachua County Health Facilities
             Commercial Paper 3.950%, 1/12/96                  600,000
    500,000  Sunshine State Governmental Financing
             Commercial Paper 3.750%, 2/05/96                  500,000
    600,000  Alachua County Health Facilities
             Commercial Paper 3.750%, 2/07/96                  600,000
    500,000  Alachua County Health Facilities
             Commercial Paper 3.650%, 2/09/96                  500,000
  1,340,000  Dade County Special Obligation
             Floating Rate 5.650% (b)                        1,340,000
  3,100,000  Broward County Housing Finance Authority
             Floating Rate 5.400% (b)                        3,100,000
                                                            ----------
                                                             9,340,000
                                                            ----------
HAWAII-5.4%
    600,000  State Department of Budget and
             Finance Floating Rate 5.950% (b)                  600,000
  3,000,000  State Housing Finance & Development Corp.
             Floating Rate 5.200% (b)                        3,000,000
                                                            ----------
                                                             3,600,000
                                                            ----------
ILLINOIS-10.5%
  1,000,000  Development Finance Authority
             Pollution Control Commercial Paper
             3.800%, 1/10/96                                 1,000,000
  1,000,000  City of Chicago Commercial Paper
             3.750%, 5/01/96                                 1,000,000
  2,000,000  Health Facilities Authority
             Floating Rate 5.700% (b)                        2,000,000
  1,000,000  Health Facilities Authority
             Floating Rate 5.200% (b)                        1,000,000
  2,000,000  Saint Charles Industrial Development
             Revenue Floating Rate 5.150% (b)                2,000,000
                                                            ----------
                                                             7,000,000
                                                            ----------


TAX EXEMPT MONEY MARKET TRUST

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

       FACE
     AMOUNT  ISSUER                                           VALUE(A)
----------------------------------------------------------------------
INDIANA-5.6%
$   500,000  Jasper Industrial Pollution Control
             Revenue Commercial Paper
3.850%, 2/08/96                                               $500,000
  3,240,000  Fort Wayne Hospital Floating Rate 5.600% (b)    3,240,000
                                                            ----------
                                                             3,740,000
                                                            ----------
IOWA-8.3%
  2,500,000  Iowa Municipalities Workers
             Bond Anticipation Note 4.100%, 7/01/96          2,500,000
  3,000,000  Iowa School Corps Warrant Certificates
             4.750%, 6/28/96                                 3,012,706
                                                            ----------
                                                             5,512,706
                                                            ----------
KENTUCKY-0.8%
    500,000  Pendleton County Revenue Bonds 4.500%, 7/01/96    500,000
                                                            ----------
LOUISIANA-11.6%
  1,500,000  Louisiana State Recovery Floating Rate 6.000%(b) 1,500,000
  3,200,000  Louisiana Public Facilities
             Hospital Authority Floating Rate 5.650% (b)     3,200,000
  3,000,000  New Orleans Exhibition Hall
             Floating Rate 5.500% (b)                        3,000,000
                                                            ----------
                                                             7,700,000
                                                            ----------
MARYLAND-3.8%
  2,500,000  State Health & Higher Educational
             Facilities Floating Rate 5.250% (b)             2,500,000
                                                            ----------
MICHIGAN-1.5%
  1,000,000  State Underground Floating Rate 5.150% (b)      1,000,000
                                                            ----------
MINNESOTA-4.9%
    490,000  Owatonna Hospital Revenue Floating
             Rate 5.250% (b)                                   490,000
  1,770,000  Mendota Heights Floating Rate 5.250% (b)        1,770,000
  1,000,000  Mendota Heights Floating Rate 5.950% (b)        1,000,000
                                                            ----------
                                                             3,260,000
                                                            ----------
OREGON-0.5%
    300,000  Port Portland Pollution Control
             Floating Rate 6.000% (b)                          300,000
                                                            ----------
PENNSYLVANIA-3.6%
  1,000,000  Northeastern Hospital Authority
             Revenue Commercial Paper
             3.850%, 1/08/96                                 1,000,000
    500,000  Northeastern Hospital Authority
             Revenue Commercial Paper
             3.850%, 2/09/96                                   500,000
    900,000  Bucks County Industrial Development
             Floating Rate 5.250% (b)                          900,000
                                                            ----------
                                                             2,400,000
                                                            ----------


TAX EXEMPT MONEY MARKET TRUST

INVESTMENTS AS OF DECEMBER 31, 1995
(UNAUDITED)

       FACE
     AMOUNT  ISSUER                                           VALUE(A)
----------------------------------------------------------------------
SOUTH CAROLINA-2.3%
 $1,500,000  Florence County Hospital
             Revenue Floating Rate 5.200% (b)               $1,500,000
                                                            ----------
TEXAS-10.6%
  1,000,000  North Central Health Facilities
             Development Commercial Paper
             3.950%, 1/11/96                                 1,000,000
  1,000,000  Austin Utility Service
             Revenue Commercial Paper 3.850%, 2/06/96        1,000,000
    500,000  Austin Utility Service Revenue
             Commercial Paper 3.850%, 2/07/96                  500,000
  1,000,000  North Central Health Facilities
             Development Commercial Paper
             3.950%, 2/08/96                                 1,000,000
    500,000  Austin Utility Service
             Commercial Paper 3.900%, 2/09/96                  500,000
  1,000,000  Austin Utility Service
             Commercial Paper 3.650%, 4/04/96                1,000,000
  1,500,000  State Tax & Revenue Anticipation
             Notes 4.750%, 8/30/96                           1,506,681
    500,000  Nueces Country Health Facilities
             Floating Rate 5.200% (b)                          500,000
                                                            ----------
                                                             7,006,681
                                                            ----------
             Total Investments-99.7%
             (Identified Cost $66,169,788) (c)              66,169,788
             Cash and Receivables                             743,271
             Liabilities                                     (531,527)
                                                            ----------
Total Net Assets-100%                                      $66,381,532
                                                           ===========

(a)  See Note 1a.
(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(c)  The   aggregate  cost  for  federal  income  tax   purposes   was
     $66,169,788.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1995
(UNAUDITED)

                                   CASH MANAGEMENT TRUST
                                   ---------------------    TAX EXEMPT
                            MONEY MARKET  U.S.GOVERNMENT  MONEY MARKET
                                  SERIES          SERIES         TRUST
----------------------------------------------------------------------
ASSETS
Investments at value:
Securities                  $665,886,696     $30,798,908  $66,169,788
Repurchase agreements                  -      24,900,000            -
                           -------------    ------------  -----------
Total investments            665,886,696      55,698,908   66,169,788
Cash                                   0         253,643       83,933
Receivable for:
Shares of the Trust sold       3,640,494          74,817       89,905
Securities sold                   6,626                0            0
Interest                       1,606,502         138,217      479,632
Prepaid registration expenses      2,000           2,000        7,000
Other receivables                      0               0       82,801
                           -------------    ------------  -----------
                             671,142,318      56,167,585   66,913,059
                           -------------    ------------  -----------
LIABILITIES
Payable for:
Shares of the Trust redeemed   6,519,063         264,442      339,076
Dividends declared               368,038          28,345       30,860
Payable other                          0               0       82,801
Payable to Custodian Bank      1,130,775               0            0
Accrued expenses:
Management fees                  236,187          20,788       22,463
Deferred trusteesO fees           28,168          26,683       31,678
Other expenses                   110,109           5,867       24,649
                           -------------    ------------  -----------

                               8,392,340         346,125      531,527
                           -------------    ------------  -----------
NET ASSETS                  $662,749,978     $55,821,460  $66,381,532
                           =============     ===========  ===========
Net Assets consist of:
Capital paid in             $662,749,978     $55,821,460  $66,381,532
                           -------------    ------------  -----------
NET ASSETS                  $662,749,978     $55,821,460  $66,381,532
                           =============     ===========  ===========
Shares of beneficial interest
  outstanding, no par value
Class A shares               656,142,246      55,027,352   65,934,921

Shares of beneficial interest
  outstanding, no par value
Class B shares                 6,607,732         794,108      446,611
                           =============     ===========  ===========
Shares of beneficial
interest outstanding         662,749,978      55,821,460   66,381,532
                           =============     ===========  ===========
Net asset value per share
Class A and Class B shares*        $1.00           $1.00       $1.00
                           =============     ===========  ===========

Cost of investments         $665,886,696     $55,698,908  $66,169,788
                           =============     ===========  ===========

* Shares of the Series are sold and redeemed at net asset value. (Net assets/Shares of beneficial interest outstanding)


STATEMENT OF ASSETS AND LIABILITIES

SIX MONTHS ENDED DECEMBER 31, 1994
(UNAUDITED)

                                   CASH MANAGEMENT TRUST    TAX EXEMPT
                                   ---------------------
                            MONEY MARKET  U.S.GOVERNMENT  MONEY MARKET
                                  SERIES          SERIES         TRUST
----------------------------------------------------------------------
INVESTMENT INCOME
Interest
$19,596,344               $1,759,082$1,325,845
                           -------------    ------------  -----------
Expenses
Management fees                1,379,803         126,103      134,552
TrusteesO fees                    11,803           9,384        8,590
Custodian                         55,300          15,356       25,001
Transfer agent                 1,268,834          63,158       70,151
Audit and tax services            13,500          13,500       18,000
Legal                              9,310           9,310        9,310
Printing                          77,474           4,329        4,360
Registration                      70,269          21,467       23,519
Insurance                          7,761             697          817
Miscellaneous                      3,259           3,738        3,757
                           -------------    ------------  -----------
                               2,897,313         267,042      298,057
Less-waiver of fee by investment adviser                            -
-
(108,843)
                           -------------    ------------  -----------
Net investment income         16,699,031       1,492,040    1,136,631
REALIZED GAIN ON INVESTMENTS-NET      78               -           61
                           -------------    ------------  -----------
NET INCREASE IN
NET ASSETS FROM OPERATIONS   $16,699,109     $1,492,040    $1,136,692
                           =============     ===========  ===========

STATEMENTs OF CHANGES IN NET ASSETS

(unaudited)

[TABLE]
[S]
FROM OPERATIONS
Net investment income
Net realized gain (loss) from investments

Increase in net assets from operations


FROM DISTRIBUTIONS TO SHAREHOLDERS


FROM CAPITAL SHARE TRANSACTIONS
Proceeds from the sale of shares
Net asset value of shares issued in
connection with the reinvestment of
dividends from net investment income
Cost of shares redeemed


Increase (decrease) in net assets
derived from capital share transactions


Total increase (decrease) in net assets

NET ASSETS
Beginning of the period

End of the period

(unaudited)


     CASH MANAGEMENT TRUST
---------------------------------------------------------------------
               MONEY MARKET SERIES                U.S.GOVERNMENT
SERIES
---------------------------------------------------------------------
     YEAR ENDED  SIX MONTHS ENDED       YEAR ENDEDSIX MONTHS ENDED
      JUNE 30,      DECEMBER 31,         JUNE 30,     DECEMBER 31,
           1995              1995             1995            1995
---------------------------------------------------------------------
   $031,204,115      $016,699,031       $2,727,079      $1,492,040
            794                78               --              --
---------------------------------------------------------------------
     31,204,909        16,699,109        2,727,079       1,492,040
---------------------------------------------------------------------
   (31,204,909)      (16,699,109)      (2,727,079)     (1,492,040)
---------------------------------------------------------------------

  1,103,481,598       497,280,600      107,616,822      47,742,599


     30,418,561        15,986,103        2,654,498       1,432,444
(1,183,461,017)     (500,325,181)    (109,491,682)    (53,096,076)
---------------------------------------------------------------------
   (49,560,858)        12,941,522          779,638     (3,921,033)
---------------------------------------------------------------------
   (49,560,858)        12,941,522          779,638     (3,921,033)


   699,369,3146        49,808,456       58,962,855      59,742,493
---------------------------------------------------------------------
   $649,808,456      $662,749,978      $59,742,493     $55,821,460
   ============      ============      ===========     ===========
==========



STATEMENTs OF CHANGES IN NET ASSETS-(continued)

(unaudited)

                       TAX EXEMPT
               MONEY MARKET TRUST
---------------------------------
     YEAR ENDED  SIX MONTHS ENDED
       JUNE 30,      DECEMBER 31,
           1995              1995
----------------------------------
     $2,218,561        $1,136,631
          (415)                61
----------------------------------
      2,218,146         1,136,692
----------------------------------
    (2,218,146)       (1,136,692)
----------------------------------

    114,083,133        42,536,783


      2,176,771         1,087,663
  (115,082,758)      (45,040,227)
----------------------------------
      1,177,146       (1,415,781)
----------------------------------
      1,177,146       (1,415,781)


     66,620,167        67,797,313
----------------------------------
    $67,797,313       $66,381,532
===============       ===========

FINANCIAL HIGHLIGHTS

(unaudited)

                                                   FROM INVESTMENT OPERATIONS
                                   NET                        NET
                                 ASSET               REALIZED AND       TOTAL
                              VALUE AT         NET     UNREALIZED        FROM
                             BEGINNING  INVESTMENT    GAIN (LOSS)  INVESTMENT
                             OF PERIOD      INCOME ON INVESTMENTS  OPERATIONS
------------------------------------------------------------------------------
CASH MANAGEMENT TRUST-MONEY
    MARKET SERIES
Year Ended June 30,
1992                             $1.00     $0.0450              -     $0.0450
1993                              1.00      0.0275              -      0.0275
1994                              1.00      0.0264              -      0.0264
1995                              1.00      0.0469              -      0.0469
Six Months Ended
    December 31, 1995             1.00      0.0247              -      0.0247

CASH MANAGEMENT TRUST-
    U.S. GOVERNMENT SERIES
Year Ended June 30,
1992                              1.00      0.0449              -      0.0449
1993                              1.00      0.0271              -      0.0271
1994                              1.00      0.0257              -      0.0257
1995                              1.00      0.0454              -      0.0454
Six Months Ended
    December 31, 1995             1.00      0.0245              -      024555

TAX EXEMPT MONEY MARKET TRUST
Year Ended June 30,
1992                              1.00      0.0337              -      0.0337
1993                              1.00      0.0214              -      0.0214
1994                              1.00      0.0208              -      0.0208
1995                              1.00      0.0314              -      0.0314
Six Months Ended December 31, 19951.00      0.0163              -      0.0163



(a)  Including net realized gain on investments.
(b) In the case of New England Tax Exempt Money Market Trust, the ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation described in Note 3 to the Financial Statements would have been 0.76%, 0.76%, 0.83% and 0.89% for the years ended June 30,
     1992, 1993, 1994, and 1995, and 0.89% for the six monthsended
     December 31,
     1995.
(c)  Computed on an annualized basis


FINANCIAL HIGHLIGHTS-CONTINUED

(UNADITED)

LESS DISTRIBUTIONS                       RATIOS/SUPPLEMENTAL DATA
------------------                      -------------------------
                                                         RATIO OF    RATIO OF
                              NET                 NET   OPERATING         NET
 DIVIDENDS                  ASSET              ASSETS EXPENSES TO   INCOME TO
  FROM NET               VALUE AT    TOTAL     END OF     AVERAGE     AVERAGE
INVESTMENT        TOTAL    END OF   RETURN     PERIOD  NET ASSETS  NET ASSETS
 INCOME(A)             DISTRIBUTIONSPERIOD        (%)       (000)      (%)(B)
(%)
-----------------------  --------   ------     ------  ----------  ----------


$(0.0450)     $(0.0450)     $1.00     4.58   $925,077        0.73        4.56
(0.0275)       (0.0275)      1.00     2.84    775,914        0.79        2.78
(0.0264)       (0.0264)      1.00     2.68    699,369        0.84        2.65
(0.0469)       (0.0469)      1.00     4.79    649,808        0.88        4.67
(0.0247)       (0.0247)      1.00     2.58    662,749     0.88(c)     5.07(c)



(0.0449)       (0.0449)      1.00     4.57     79,218        0.73        4.50
(0.0271)       (0.0271)      1.00     2.80     64,595        0.78        2.73
(0.0257)       (0.0257)      1.00     2.60     58,963        0.84        2.54
(0.0454)       (0.0454)      1.00     4.64     59,742        0.92        4.53
(0.0245)       (0.0245)      1.00     2.55     55,821     0.90(c)     5.03(c)


(0.0337)       (0.0337)      1.00     3.41     65,753        0.56        3.38
(0.0214)       (0.0214)      1.00     2.20     56,555        0.56        2.14
(0.0208)       (0.0208)      1.00     2.10     66,620        0.56        2.08
(0.0314)       (0.0314)      1.00     3.18     67,797        0.56        3.15
(0.0163)       (0.0163)      1.00     1.71     66,382     0.56(c)     3.38(c)


NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1995
(UNAUDITED)

1.  New  England  Cash  Management  Trust  and  New  England  Tax  Exempt  Money
Market    Trust   (the   OTrustsO)   are   registered   under   the   Investment
Company   Act   of  1940,  as  amended,  as  diversified,  open-end   investment
companies.

NEW    ENGLAND    CASH   MANAGEMENT   TRUST-   The   TrustOs    Agreement    and
Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Effective September 13, 1993, each Series began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical
except   that   Class  B  shares  may  be  subject  to  a  contingent   deferred
sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund. Each Series is separately managed and has its own objectives and policies. The Trust is comprised of the Money Market Series and the U.S. Government Series.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST-The TrustOs Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13,
1993,   the   Trust  began  offering  two  classes  of  shares,  Class   A   and
Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The   preparation   of  financial  statements  in  accordance   with   generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis.

B. REPURCHASE AGREEMENTS.The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the TrustsO policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay

DECEMBER 31, 1995
(UNAUDITED)

Advisors, L.P. (OBack Bay AdvisorsO) is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase
agreements,   if   the  seller  defaults  and  the  value  of   the   collateral
declines or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT Income.Security transactions are accounted for on the trade date (date the order to
buy   or   sell   is   executed)  and  interest  income  is  recorded   on   the
accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

D. WHEN-ISSUED SECURITIES.Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one  month  or  more  after  the  date of the  transaction.  The  securities  so purchased are subject to market fluctuation during this period. At December 31, 1995, there were no when-issued purchase commitments for the Tax Exempt Money Market Trust.

E. FEDERAL INCOME TAXES.Each Series of the Cash Management Trust and the Tax Exempt Money Market Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

F.    DIVIDENDS    TO    SHAREHOLDERS.Dividends   are    declared    daily    to
shareholders of record at the time and are paid monthly.

G.  OTHER.Each  of  the  Trusts  invests  primarily  in  a  portfolio  of  money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or of foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. INVESTMENT TRANSACTIONS.

For the period ended December 31, 1995:

NEW   ENGLAND  CASH  MANAGEMENT  TRUST-Purchase  and  sales  or  maturities   of
short-term    obligations,   including   securities   purchased    subject    to
repurchase agreements, aggregated $2,185,694,938 and $2,185,440,908, respectively, for the Money Market Series. Purchases and sales or maturities of United States government obligations, including securities purchased subject to repurchase agreements, aggregated $542,939,004 and $545,006,243, respectively, for the U.S. Government Series.

DECEMBER 31, 1995
(UNAUDITED)

NEW   ENGLAND   TAX   EXEMPT   MONEY  MARKET  TRUST-Purchases   and   sales   or
maturities    of    short-term   obligations   aggregated    $108,839,330    and
$119,916,700, respectively.

3.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A.During the six months ended December 31, 1995, the Trusts incurred management fees payable to the TrustsO investment adviser, Back Bay Advisors, certain officers and directors of which are also officers and trustees of the Trusts. Back Bay Advisors is a wholly-owned subsidiary of New England Investment Companies, L.P. (ONEICO) which is a majority owned subsidiary of New England Mutual Life Insurance Company.
New   England   Cash   Management   Trust-Under   the   Management   agreements,
each  Series  pays  Back  Bay  Advisors  a  monthly  fee  based  on  the  annual percentage rates of the corresponding levels of that SeriesO average daily net asset values as set forth below:

ANNUAL PERCENTAGE RATE        ANNUAL NET ASSET VALUE LEVELS
 .-----------------------------------------------------------
 .425%                              the first $500 million
 .400%                              the next $500 million
 .350%                              the next $500 million
 .300%                              the next $500 million
 .250%                              amounts in excess of $2 billion

During  the  six  months  ended  December 31,  1995,  the  Money  Market  Series
incurred   management  fees  of  $1,379,803  and  the  U.S.  Government   Series
incurred management fees of $126,103.

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the   adviser   for   the   Fund   with   the   aforementioned   adviser   being
retained as the FundOs sub-adviser.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST-The management agreement provides for a fee at the annual rate of 4U10 of 1% on the first $100,000,000 of the TrustOs average daily net assets and 3U10 of 1% on
average   daily   net  assets  above  this  amount.  During   the   six   months
ended   December  31,  1995,  the  Trust  incurred  gross  management  fees   of
$134,552.

Back Bay Advisors has voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.5625 of 1% of average net assets per year. As a result of exceeding the expense limitation, management
fees   for   the   six  months  ended  December  31,  1995   were   reduced   by
$108,843.

Effective   January   1,  1996,  New  Engand  Funds  Management,   L.P.   became
the   adviser   for   the   Fund   with   the   aforementioned   adviser   being
retained as the FundOs sub-adviser.

DECEMBER 31, 1995
(UNAUDITED)

B. TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent for the Trusts. For the period ended December 31, 1995, the New England Cash Management Trust and Tax
Exempt Money Market Trust paid $967,664 and $48,682, repectively, to New England Funds as compensation for its services in that capacity.

4. TRUSTEES FEES AND EXPENSES.The Trusts do not pay any compensation to officers or trustees who are directors, officers, or employees of
Back Bay Advisors, NEIC, New England Funds or their affiliates, other than registered investment companies.

Each   disinterested  trustee  is  compensated  by  each  series  of  the   Cash
Management Trust and by the Tax Exempt Money Market Trust as follows:

                                                      TAX EXEMPT MONEY
               MONEY MARKET SERIES  U.S. GOVOT SERIES     MARKET TRUST
----------------------------------------------------------------------
Annual Retainer             $2,400             $1,600          $1,600
Meeting Fee           $125/meeting       $125/meeting    $125/meeting
Committee Meeting Fee  $75/meeting        $75/meeting     $75/meeting
Committee Chairman
Annual Retainer               $125               $125            $125

A deferred compensation plan is available to members of the boards of trustees. A trusteeOs participation in the plan is voluntary. Each
participating  trustee  will  receive  an  amount  equal  to  the   value   that
such deferred compensation would have, had it been invested in the relevant series or Trust on the normal payment date.

5. CONCENTRATION OF CREDIT.The Tax Exempt Money Market Trust had the following industry and state concentrations in excess of 10% on
December   31,  1995  as  a  percentage  of  the  TrustOs  total   net   assets:
Florida (14.1%), Government (20%), Hospitals (33%), Housing (17%), Illinois (10.5%), Louisiana (11.6%), Texas (10.6%), and Utilities (18%).

SHAREHOLDER MEETING
 (unaudited)
At    a   special   shareholdersO   meeting   held   on   December   28,   1995,
shareholders   of   the   Cash  Management  Trust-Money  Market   Series   voted
for the following proposals:

                           VOTED FOR           VOTED       ABSTAINED
                                             AGAINST           VOTES
------------------------------------------------------------------------
1.                   To approve new
  investment advisory
  arrangements to be
  effective upon the
  merger of New England
  Mutual Life Insurance
  Company into
  Metropolitan Life
  Insurance Company,
  such arrangements to
  be substantially
  identical to the
  investment advisory
  arrangements in
  effect for the Fund
  immediately prior to
  such merger.       312,739,751.104   9,868,692.419  15,299,810.739
                     ===============   =============  ==============
2.                 To approve a new
  Advisory Agreement
  between the Fund and
  New England Funds
  Management, L.P.
  (ONEFMO); and      306,557,541.180  14,922,008.483  16,428,704.599
                     ===============   =============  ==============
3.             To approve a related
  Sub-Advisory
  Agreement between
  NEFM and such FundOs
   current adviser.  304,724,130.090  15,359,185.483  17,824,929.689
                     ===============   =============  ==============


SHAREHOLDER MEETING (continued)






  BROKER
  NON-VOTES              TOTAL VOTES
--------------------------------------
















                     337,908,254.262






                     337,908,254.262





                     337,908,254.262



SHAREHOLDER MEETING

(unaudited)
At a special shareholdersO meeting held on December 28, 1995, shareholders of the Cash Management Trust-U.S. Government Series voted for the following proposals:



                                               VOTED       ABSTAINED
                           VOTED FOR         AGAINST           VOTES
                           ---------        --------       ---------
1.                        To approve new
  investment advisory
  arrangements to be
  effective upon the
  merger of New
  England Mutual
  Life Insurance Company
  into Metropolitan
  Life Insurance
  Company, such
  arrangements to be
  substantially identical
  to the investment
  advisory arrangements
  in effect for the Fund
  immediately prior to
  such merger.             32,565,182.860   718,072.010    937,076.000
                           ==============   ===========    ===========
2.                      To approve a new
  Advisory Agreement
  between the Fund
  and New England
  Funds Management,
  L.P. (ONEFMO); and       32,384,877.610   903,595.930    931,857.330
                           ==============   ===========    ===========
3.                  To approve a related
  Sub-Advisory
  Agreement between
  NEFM and such FundOs
  current adviser.         31,813,980.580 1,230,162.380  1,176,187.910
                           ============== =============  =============


SHAREHOLDER MEETING (continued)









  BROKER
  NON-VOTES              TOTAL VOTES
----------------------------------------
















                      34,220,330.870






                      34,220,330.870





                      34,220,330.870



SHAREHOLDER MEETING

(unaudited)
At a special shareholdersO meeting held on December 28, 1995, shareholders of the Tax Exempt Money Market Trust voted for the following proposals:

                                               VOTED       ABSTAINED
                             VOTED FOR       AGAINST           VOTES
                            ----------       -------        --------
1.                     To approve new
  investment advisory
  arrangements to be
  effective upon the
  merger of New
  England Mutual
  Life Insurance
  Company into
  Metropolitan Life
  Insurance Company,
  such arrangements
  to be substantially
  identical to the
  investment advisory
  arrangements in
  effect for the Fund
  immediately prior to
  such merger.          31,078,895.015   882,749.810    1,046,552.020
                        ==============   ===========    =============
2.                   To approve a new
  Advisory Agreement
  between the Fund and
  New England Funds
  Management, L.P.
  (ONEFMO); and         29,915,356.545 1,917,726.870    1,175,113.430
                        ==============   ===========    =============
3.               To approve a related
  Sub-Advisory
  Agreement between
  NEFM and such FundOs
  current adviser.      29,791,995.055 1,867,447.480    1,348,754.310
                        ==============   ===========    =============

SHAREHOLDER MEETING (continued)







  BROKER
  NON-VOTES              TOTAL VOTES
--------------------------------------

















                      33,008,196.845






                      33,008,196.845





                      33,008,196.845



INFORMATION ON CALL

YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but canOt always call us during regular business hours? With Tele#Facts, New England FundsO 24-hours a day automated telephone system, you can call us any time thatOs convenient for you - day or night!

By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:

1.Your personal identification number which is the last four digits of your Social Security number

2.The fund number - two- or three-digit number listed on the Tele#Facts wallet card

3. Function number - listed on the Tele#Facts wallet card

4. Account number - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think youOll enjoy this easy-to-use and convenient service from New England Funds!

REGULAR INVESTING PAYS

Five Good Reasons to Invest Regularly
1.   ItOs an easy way to build assets
2.   ItOs convenient and effortless
3.   It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.   It can help you benefit from the ups and downs of the market

With Investment Builder, New England FundsO automatic investment program, you can invest as little as $50 a month in your New England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]
Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at
1-800-225-5478.

 [LOGO]
NEW ENGLAND FUNDS
Where the best Minds MeetTM

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
QUALITY
TESTED SERVICE
1996

DALBAR
HONORS COMMITMENT TO:
INVESTORS

MM56

[LOGO] Printed On Recycled
Paper

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                           Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                        - U.S. Government Series
                      Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.